TRADING ASSETS	12 Months Ended
Dec. 31, 2015
Trading Securities Balance Sheet Reported Amounts [Abstract]
TRADING ASSETS
NOTE 9: TRADING ASSETS
Fair value of debt and equity assets held for trading purposes at December 31, comprised:

	2014	2015
	(EUR in millions)
Debt securities issued by other governments and public sector entities	352	389
Greek treasury bills	1,799	1,858
Foreign treasury bills	133	85
Debt securities issued by Greek financial institutions	1	-
Debt securities issued by foreign financial institutions	51	75
Corporate debt securities issued by Greek companies	31	38
Corporate debt securities issued by foreign companies	9	20
Equity securities issued by Greek companies	2	6
Equity securities issued by foreign companies	5	5
Mutual fund units	3	8
Total	2,386	2,484

Net unrealized losses on trading assets (debt and equity) of EUR (125) million, EUR (13) million and EUR (1) million were included in net trading gains/(loss) during 2013, 2014 and 2015, respectively.

Trading assets include securities that are pledged as collateral of EUR 931 million and EUR 1,109 million as at December 31, 2014 and 2015, respectively.